Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

March 5, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax® AAPL Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® GOOGL Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® JP Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® XOM Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 2, 2026, and filed electronically as Post-Effective Amendment No. 539 to the Trust’s Registration Statement on Form N-1A on February 24, 2026.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust II